Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment - Portfolios that have management adjustments greater than GBP10m by product (audited) (Details) - Portfolios that have management adjustments greater than GBP 10m by product [member] - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ (57)	£ (59)
Proportion of total impairment allowances	13.20%	12.70%
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ (308)	£ (385)
Proportion of total impairment allowances	6.30%	7.20%
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances, including forbearance	£ 25	£ 6
Proportion of total impairment allowances	(2.50%)	(0.60%)